Intangible assets - Goodwill (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Banco ABN Amro Real S.A. (Banco Real)	R$ 27,217,566	R$ 27,217,565
Toro Corretora de Títulos e Valores Mobiliários Ltda.	160,770	160,770
Em Dia Serviços Especializados em Cobranças Ltda.	184,447	184,447
Olé Consignado (Current name of Banco Bonsucesso Consignado)	62,800	62,800
Solution 4Fleet Consultoria Empresarial S.A.	32,590	32,590
Return Capital Serviços de Recuperação de Créditos S.A. (current name of Ipanema Empreendimentos e Participações S.A.)	21,304	41,324
Santander Brasil Tecnologia S.A.	16,381	16,381
Return Capital Gestão de Ativos e Participações S.A. (current name of Gira, Gestão Integrada de Recebíveis do Agronegócio S.A.)		5,271
Apê11 Tecnologia e Negocios Imobiliarios S.A.	9,777	9,777
Monetus Investimentos S.A.	39,919	39,919
Mobills Labs Soluções em Tecnologia LTDA	39,589	39,589
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	42,135	42,135
FIT Economia de Energia S.A.	3,992
América Gestão Serviços em Energia S.A	61,608
Total	R$ 27,892,878	R$ 27,852,568